Condensed Consolidated Statements of Operations - USD ($)	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 12, 2022	Dec. 31, 2023
Income Statement [Abstract]
Financial Designation, Predecessor and Successor [Fixed List]	Successor			Predecessor	Successor
Operating Expenses:
Research and development	$ 399,894	$ 512,937	$ 1,055,943	$ 5,407,859	$ 3,207,573
General and administrative	420,174	2,313,699	3,536,136	7,605,205	11,213,201
Impairment of in-process research and development					81,438,426
Impairment of goodwill					11,895,033
Total Operating Expenses	820,068	2,826,636	4,592,079	13,013,064	107,754,233
Loss From Operations	(820,068)	(2,826,636)	(4,592,079)	(13,013,064)	(107,754,233)
Other (Income) Expense:
Interest (income) expense		101	(1,078)	427,542	(457)
Change in fair value of derivative liabilities				607,001
Pre-Tax Net Loss	(820,068)	(2,826,737)	(4,591,001)	(14,047,607)	(107,753,776)
Income tax benefit	745,050		1,047,051		9,455,830
Net Loss	(75,018)	$ (2,826,737)	$ (3,543,950)	(14,047,607)	(98,297,946)
Deemed dividend to preferred stockholders				(10,015,837)	(7,948,209)
Net Loss Attributable to Common Stockholders	$ (75,018)			$ (24,063,444)	$ (106,246,155)
Net Loss Per Share
Net Loss Per Share - Basic	$ (2.91)	$ (4.53)	$ (135.88)	$ (0.99)	$ (1,089.70)
Net Loss Per Share - Diluted	$ (2.91)	$ (4.53)	$ (135.88)	$ (0.99)	$ (1,089.70)
Weighted Average Number of Common Shares Outstanding
Weighted Average Number of Common Shares Outstanding - Basic	25,760	623,600	26,081	24,194,270	97,500
Weighted Average Number of Common Shares Outstanding - Diluted	25,760	623,600	26,081	24,194,270	97,500